Nature of Business , Organization, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Reconciliation of Statutory Federal Income Tax Rate to Effective Rate

A reconciliation of the statutory federal income tax rate to the effective rate is as follows:

Statutory federal income tax rate	35.0%
State income taxes, net of federal taxes	5.8
Permanent items	(3.2)

37.6%

Property and Equipment Estimated Useful Life

Depreciation on leasehold improvements is computed using the straight-line method based on the lesser of the remaining lease term or the estimated useful life and depreciation of equipment is computed using the straight-line method over the estimated useful life as follows:

Years
Leasehold improvements	Shorter of useful life or lease term
Machinery and equipment	3-5
Furniture and fixtures	3-5

Changes in Accrual for Dealer Rebates and Floor Financing

Changes in the Company’s accrual for dealer rebates were as follows:

	As of June 30,
	2012	2013
Beginning balance	$1,463	$1,801
Provision	3,052	4,261
Payments	(2,714)	(3,353)

Ending balance	$1,801	$2,709

Changes in the Company’s accrual for flooring financing were as follows:

	As of June 30,
	2012	2013
Beginning balance	$—	$—
Provision	2,132	2,413
Payments	(2,132)	(2,413)

Ending balance	$—	$—